LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 245,958	$ 270,344
Net cash (used) in operating activities	340,593	(78,773)
Net cash (used) in operating activities	(340,593)	$ 78,773
Working capital	19,692,440
Accumulated deficit	74,471,258		$ 74,226,493
Cash	$ 53,371